Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2023	€ (145,697)	€ 7,749	€ 2,123,074	€ (146)	€ 721	€ (2,277,095)
Net profit/(loss) for the period	(240,415)					(240,415)
Other comprehensive income/(loss), net of tax	78				78
Total comprehensive income/(loss)	(240,337)				78	(240,415)
Share-based payment (Note 8)	43,327					43,327
Transfer under stock incentive programs				28		(28)
Capital increase (Note 9)	21,574	70	21,504
Equity at Jun. 30, 2024	(321,133)	7,819	2,144,578	(118)	799	(2,474,211)
Equity at Dec. 31, 2024	(105,706)	8,149	2,444,175	(113)	1,783	(2,559,700)
Net profit/(loss) for the period	(133,482)					(133,482)
Other comprehensive income/(loss), net of tax	(1,474)				(1,474)
Total comprehensive income/(loss)	(134,956)				(1,474)	(133,482)
Share-based payment (Note 8)	55,580					55,580
Acquisition of treasury shares (Note 10)	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase (Note 9)	26,302	62	26,240
Equity at Jun. 30, 2025	€ (187,572)	€ 8,211	€ 2,470,415	€ (80)	€ 309	€ (2,666,427)